Allowance for Loan Losses - Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Individually Evaluated, Reserve	$ 456	$ 2,387
Individually Evaluated, Loans	7,561	17,553
Collectively Evaluated, Reserve	3,282	2,708
Collectively Evaluated, Loans	303,292	289,795
Total Reserve	3,738	5,095	6,801	6,815
Net loans held for investment	310,853	307,348
Commercial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Individually Evaluated, Reserve	179	1,519
Individually Evaluated, Loans	2,125	8,700
Collectively Evaluated, Reserve	1,537	1,146
Collectively Evaluated, Loans	160,172	152,241
Total Reserve	1,716	2,665	2,791	2,904
Net loans held for investment	162,297	160,941
Non-Commercial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Individually Evaluated, Reserve	277	868
Individually Evaluated, Loans	5,436	8,853
Collectively Evaluated, Reserve	1,745	1,562
Collectively Evaluated, Loans	143,120	137,554
Total Reserve	2,022	2,430	4,010	3,911
Net loans held for investment	$ 148,556	$ 146,407